Note 6 Impaired Secured Loans (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Impaired secured loans [Line Items]
Book value	€ 344,348,000,000	€ 344,072,000,000
Loans and advances impaired	15,017,000,000	14,678,000,000
Accumulated impairment	€ (11,649,000,000)	€ (12,141,000,000)
Impaired loans as a percentage of categorized loans	4.40%	4.30%
Central banks [Member]
Impaired secured loans [Line Items]
Book value	€ 5,098,000,000	€ 6,229,000,000
Loans and advances impaired	0	0
Accumulated impairment	€ (12,000,000)	€ (20,000,000)
Impaired loans as a percentage of categorized loans	0.00%	0.00%
General goverment [Member]
Impaired secured loans [Line Items]
Book value	€ 19,711,000,000	€ 19,439,000,000
Loans and advances impaired	67,000,000	76,000,000
Accumulated impairment	€ (38,000,000)	€ (48,000,000)
Impaired loans as a percentage of categorized loans	0.30%	0.40%
credit institutions [Member]
Impaired secured loans [Line Items]
Book value	€ 11,877,000,000	€ 14,591,000,000
Loans and advances impaired	4,000,000	6,000,000
Accumulated impairment	€ (17,000,000)	€ (16,000,000)
Impaired loans as a percentage of categorized loans	0.00%	0.00%
Other financial institutions [Member]
Impaired secured loans [Line Items]
Book value	€ 10,297,000,000	€ 9,856,000,000
Loans and advances impaired	14,000,000	14,000,000
Accumulated impairment	€ (27,000,000)	€ (39,000,000)
Impaired loans as a percentage of categorized loans	0.10%	0.10%
Non financial institutions [Member]
Impaired secured loans [Line Items]
Book value	€ 143,226,000,000	€ 142,547,000,000
Loans and advances impaired	8,082,000,000	7,477,000,000
Accumulated impairment	€ (6,009,000,000)	€ (6,123,000,000)
Impaired loans as a percentage of categorized loans	5.60%	5.20%
Households [Member]
Impaired secured loans [Line Items]
Book value	€ 154,137,000,000	€ 151,410,000,000
Loans and advances impaired	6,850,000,000	7,106,000,000
Accumulated impairment	€ (5,546,000,000)	€ (5,895,000,000)
Impaired loans as a percentage of categorized loans	4.40%	4.70%